Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying consolidated financial statements include those of the Company, Autolus Limited, and its U.S. subsidiary, Autolus Inc., and have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates
Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting periods. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the accrual for research and development expenses, the fair value of ordinary shares, share-based compensation and income taxes. Estimates are periodically reviewed in light of changes in circumstances, facts and experience. Changes in estimates are recorded in the period in which they become known. Actual results could differ materially from those estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents

The Company considers cash and cash equivalents in the consolidated financial statements to include cash at banks with a maturity of less than three months, which is subject to an insignificant risk of changes in value.

Restricted Cash
Restricted Cash

The Company entered into a lease that requires a letter of credit supported by $0.6 million deposit held by the Company's bank for the duration of the lease and a credit card arrangement that requires a security deposit of $0.2 million. The Company includes the restricted cash balance in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the Company's consolidated statements of cash flows.

Fair Value Measurements
Fair Value Measurements

The carrying amounts reported in the balance sheets for cash, prepaid expenses and other assets, accounts payable and accrued expenses and other liabilities approximate their fair value because of the short-term nature of these instruments.

Concentration of Credit Risk
Concentration of Credit Risk

Financial instruments that subject the Company to credit risk consist primarily of cash and cash equivalents. The Company places cash and cash equivalents in established financial institutions. The Company has no significant off-balance-sheet risk or concentration of credit risk, such as foreign exchange contracts, options contracts, or other foreign hedging arrangements.

Property and Equipment
Property and Equipment

Property and equipment are recorded at cost and depreciated or amortized using the straight-line method over the estimated useful lives of the respective assets. As of December 31,2019 and 2018, the Company’s property and equipment consisted of office equipment, lab equipment, furniture and fixtures, and leasehold improvements. The office equipment has an estimated useful life of three years, lab equipment has an estimated useful life of five or ten years, and furniture and fixtures have an estimated useful life of five years. Leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life of the asset. Assets under construction consist of costs incurred with leasehold improvements and, once placed into service, will be depreciated over the shorter of the lease term or the estimated useful life of the asset. Upon retirement or sale, the cost of assets disposed of, and the related accumulated depreciation, are removed from the accounts and any resulting gain or loss is included in the statement of operations and other comprehensive loss. Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of property and equipment, are expensed as incurred.

The Company evaluates an asset for potential impairment when events or changes in circumstances indicate the carrying value of the asset may not be recoverable. Recoverability is measured by comparing the book value of the asset to the expected future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the book value of the asset exceeds the fair value. The Company recognized a loss on impairment of $4.1 million for the year ended December 31, 2019 related to leasehold improvements as the Company chose to discontinue the fit-out of the Company's manufacturing capacity at the Enfield, U.K. facility, no impairments or disposals for the three months ended December 31, 2018, an asset disposal of less than $10,000 for the year ended September 30, 2018, and did not recognize any impairment losses from its inception through September 30, 2017.

Leases, Deferred Rent and Lease Incentives
Deferred Rent and Lease Incentives

Prior to the adoption of ASC 842, rent expense and lease incentives from operating leases were recognized on a straight-line basis over the lease term.  The Company has operating leases that include rent escalation payment terms and a rent free period. Deferred rent represents the difference between actual operating lease payments and straight-line rent expense over the term of the lease. Upon adoption of ASC 842, the Company no longer records or presents deferred rent
Leases

Effective January 1, 2019, the Company adopted Accounting Standards Codification (“ASC”), Topic 842, Leases (“ASC 842”), using the required modified retrospective approach and utilizing the effective date as its date of initial application, for which prior periods are presented in accordance with the previous guidance in ASC 840, Leases.

At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present. Most leases with a term greater than one year are recognized on the balance sheet as right-of-use assets, lease liabilities and, if applicable, long-term lease liabilities. The Company has elected not to recognize on the balance sheet leases with terms of one year or less. Operating lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the expected remaining lease term. However, certain adjustments to the right-of-use asset may be required for items such as incentives received, initial direct costs, or prepayments. The interest rate implicit in lease contracts is typically not readily determinable. As a result, the Company utilizes its incremental borrowing rates, which are the rates incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.

In accordance with the guidance in ASC 842, components of a lease should be split into three categories: lease components (e.g. land, building, etc.), non-lease components (e.g. common area maintenance, consumables, etc.), and non-components (e.g. property taxes, insurance, etc.). Then the fixed and in-substance fixed contract consideration (including any related to non-components) must be allocated based on the respective relative fair values to the lease components and non-lease components.

Although separation of lease and non-lease components is required, certain practical expedients are available. Entities may elect the practical expedient to not separate lease and non-lease components. Rather, they would account for each lease component and the related non-lease component together as a single component. For new and amended leases beginning in 2019, the Company has elected this practical expedient to account for the lease and non-lease components for leases for classes of all underlying assets and allocate all of the contract consideration to the lease component only. The Company determined the underlying lease to be the predominant component, and therefore, the entire agreement will be accounted for under ASC 842.

Intangible Assets Subject to Amortization
Intangible Assets Subject to Amortization
The Company’s intangible assets have been related to acquired software licenses with finite lives are amortized over their useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. If any indicators were present, the Company would test for recoverability by comparing the carrying amount of the asset to the net undiscounted cash flows expected to be generated from the asset. If those net undiscounted cash flows do not exceed the carrying amount (i.e., the asset is not recoverable), the Company would perform the next step, which is to determine the fair value of the asset and record an impairment loss, if any. The Company evaluates the useful lives for these intangible assets each reporting period to determine whether events and circumstances warrant a revision in their remaining useful lives.

Segment Information
Segment Information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker in deciding how to allocate resources and assess performance. The Company and the Company’s chief operating decision maker, the Company’s Chief Executive Officer, view the Company’s operations and manages its business as a single operating segment, which is the business of developing and commercializing gene therapies. The Company operates in two geographic regions: the United Kingdom and the United States. Substantially all of the Company’s assets are held in the United Kingdom.

Research and Development Costs
Research and Development Costs

Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries, share-based compensation and benefits, depreciation expense, third-party license fees, external costs of outside vendors engaged to conduct clinical development activities, clinical trials, costs to manufacture clinical trial materials and certain tax credits associated with research and development activities.
Accrued Research and Development Expenses

As part of the process of preparing consolidated financial statements, the Company is required to estimate accruals for research and development expenses. This process involves reviewing and identifying services which have been performed by third parties on the Company’s behalf and determining the value of these services. In addition, the Company makes estimates of costs incurred to date but not yet invoiced, in relation to external Clinical Research Organizations and clinical site costs. The Company analyzes the progress of clinical trials, including levels of patient enrollment; invoices received and contracted costs, when evaluating the adequacy of the accrued liabilities for research and development. The Company makes judgments and estimates in determining the accrued balance in any accounting period.

Share-based Compensation
Share-Based Compensation

The Company recognizes compensation expense for equity awards based on the grant date fair value of the award. The Company recognizes share-based compensation expense for awards granted to employees that have a graded vesting schedule based on a service condition only on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards (the “graded-vesting attribution method”), based on the estimated grant date fair value for each separately vesting tranche. For equity awards with a graded vesting schedule and a combination of service and performance conditions, the Company recognizes share-based compensation expense using a graded-vesting attribution method over the requisite service period when the achievement of a performance-based milestone is probable, based on the relative satisfaction of the performance condition as of the reporting date. The Company accounts for forfeitures as they occur.

For share-based awards granted to consultants and non-employees, compensation expense is recognized using the graded-vesting attribution method over the period during which services are rendered by such consultants and non-employees until completed. The measurement date for employee awards is the date of grant, and share-based compensation costs are recognized as expense over the employees’ requisite service period, which is the vesting period, on an accelerated basis. The Company has adopted Accounting Standards Update (“ASU”) No. 2018-07, “Compensation —Stock Compensation (Topic 718): Improvements to Non-employee Share-Based Payment Accounting” (“ASU No. 2018-07”), as discussed below under “Recently Adopted Accounting Pronouncements,” prior to which the measurement date for non-employee awards was generally the date the services were completed, resulting in financial reporting period adjustments to share-based compensation during the vesting terms for changes in the fair value of the awards. After the adoption of ASU No. 2018-07, the measurement date for non-employee awards is the later of the adoption date of ASU No. 2018-07 or the date of grant, without changes in the fair value of the award.

The fair value of each share option grant is estimated on the date of grant using the Black-Scholes option pricing model. See Note 7 for the Company’s assumptions used in connection with option grants made during the periods covered by these consolidated financial statements. Assumptions used in the option pricing model include the following:
Expected volatility.    The Company lacks company-specific historical and implied volatility information for its ADSs. Therefore, the Company estimates the expected share volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price.
Expected term.    The expected term of the Company’s share options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options.

Risk-free interest rate.    The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods that are approximately equal to the expected term of the award.
Expected dividend.    Expected dividend yield of zero is based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.
Fair value of ordinary shares.    Options granted after the Company’s IPO are issued at the fair market value of the Company’s ADS at the date the grant is approved by the Board.
Prior to the IPO, the Company calculated the fair value of its ordinary shares in accordance with the guidelines in the American Institute of Certified Public Accountants’ Accounting and Valuation Guide, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The Company’s valuations of ordinary shares were prepared using a market approach, based on precedent transactions in the shares, to estimate the Company’s total equity value using the option-pricing method (“OPM”), which used a combination of market approaches and an income approach to estimate the Company’s enterprise value.
The OPM derives an equity value such that the value indicated is consistent with the investment price, and it provides an allocation of this equity value to each class of the Company’s securities. The OPM treats the various classes of shares as call options on the total equity value of a company, with exercise prices based on the value thresholds at which the allocation among the various holders of a company’s securities changes. Under this method, each class of shares has value only if the funds available for distribution to shareholders exceed the value of the share liquidation preferences of the class or classes of shares with senior preferences at the time of the liquidity event. Key inputs and assumptions used in the OPM calculation include the following:
Expected volatility.    The Company applied re-levered equity volatility based on the historical unlevered and re-levered equity volatility of publicly traded peer companies.
Expected dividend.    Expected dividend yield of zero is based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.
Expected term.    The expected term of the option or the estimated time until a liquidation event.
Risk-free interest rate.    The risk-free interest rate is determined by reference to the U.S. Treasury yield curve for the period commensurate with the expected of the exit event.

Foreign Currency Translation
Foreign Currency Translation
The Company maintains its financial statements in its functional currency, which is the pounds sterling. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at rates of exchange prevailing at the balance sheet dates. Non-monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Exchange gains or losses arising from foreign currency transactions are included in the determination of net income (loss) for the respective periods. The Company recorded foreign exchange gain of $4.6 million for the year ended December 31, 2019, $1.1 million foreign exchange gain for the three months ended December 31, 2018, and a $4.0 million foreign exchange gain and foreign exchange loss of $25,000 for the years ended September 30, 2018 and 2017, respectively, which are included in other income in the statements of operations and comprehensive loss.
For financial reporting purposes, the financial statements of the Company have been translated into U.S. dollars. Assets and liabilities have been translated at the exchange rates at the balance sheet dates, while revenue and expenses are translated at the average exchange rates over the reporting period and shareholders’ equity amounts are translated based on historical exchange rates as of the date of each transaction. Translation adjustments are not included in determining net income (loss) but are included in foreign exchange adjustment to other comprehensive loss, a component of shareholders’ equity.

Patent Costs
Patent Costs

The Company expenses patent prosecution and related legal costs as they are incurred and classifies such costs as general and administrative expenses in the accompanying statements of operations and comprehensive loss.

Grant Income
Grant Income

The Company has received research grants under which it is reimbursed for specific research and development activities. Payments received are recognized as income in the statements of operations and comprehensive loss over the period in which the Company recognizes the related costs. At the time the Company recognizes grant income, it has complied with the conditions attached to it and the receipt of the reimbursement is reasonably assured. The Company has received grants from the U.K. government, which are repayable under certain circumstances, including breach or noncompliance. For grants with refund provisions, the Company reviews the grant to determine the likelihood of repayment. If the likelihood of repayment of the grant is determined to be remote, then the grant is recognized as grant income. The Company has determined that the likelihood of any repayment events included in its current grants is remote.

Income Taxes and Income Tax Credit
Income Taxes

The Company accounts for income taxes under the asset and liability method which includes the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the Company’s financial statements. Under this approach, deferred taxes are recorded for the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid. The provision for income taxes represents income taxes paid or payable for the current year plus deferred taxes. Deferred taxes result from differences between the financial statements and tax bases of the Company’s assets and liabilities, and are adjusted for changes in tax rates and tax law when changes are enacted. The effects of future changes in income tax laws or rates are not anticipated.

The Company is subject to income taxes in the United Kingdom and the United States. The calculation of the Company’s tax provision involves the application of United Kingdom tax law and requires judgement and estimates.

The Company evaluates the realizability of its deferred tax assets at each reporting date, and establishes a valuation allowance when it is more likely than not that all or a portion of its deferred tax assets will not be realized.

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the same character and in the same jurisdiction. The Company considers all available positive and negative evidence in making this assessment, including, but not limited to, the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. In circumstances where there is sufficient negative evidence indicating that the Company’s deferred tax assets are not more likely than not realizable, the Company establishes a valuation allowance.

The Company uses a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate tax positions taken or expected to be taken in a tax return by assessing whether they are more likely than not sustainable, based solely on their technical merits, upon examination, and including resolution of any related appeals or litigation process. The second step is to measure the associated tax benefit or each position as the largest amount that the Company believes is more likely than not realizable. Differences between the amount of tax benefits taken or expected to be taken in the Company’s income tax returns and the amount of tax benefits recognized in the its financial statements represent the Company’s unrecognized income tax benefits, which it either records as a liability or reduction of deferred tax assets.

Income Tax Credit

The Company benefits from the U.K. research and development tax credit regime under both the small and medium sized enterprise, or SME, scheme and by claiming an RDEC in respect of grant funded projects. Under the SME regime, a portion of the Company’s losses can be surrendered for a cash rebate of up to 33.35% of eligible expenditures. Such credits are accounted for within the tax provision in the year in which the expenditures were incurred.

Comprehensive Loss
Comprehensive Loss

The Company follows the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 220, Comprehensive Income, which establishes standards for the reporting and display of comprehensive income and its components. Comprehensive gain or loss is defined to include all changes in equity during a period except those resulting from investments by owners and distributions to owners.

Net Loss per Share
Net Loss per Share

Basic and diluted net loss per ordinary share is determined by dividing net loss by the weighted average number of ordinary shares outstanding during the period. For all periods presented, the preferred shares and outstanding but unvested restricted shares and share options have been excluded from the calculation, because their effects would be anti-dilutive. Therefore, the weighted average shares outstanding used to calculate both basic and diluted loss per share are the same for all periods presented.

Recent Accounting Pronouncements

Recently issued accounting pronouncements adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”), which requires a lessee to recognize assets and liabilities on the balance sheet for most leases and changes many key definitions, including the definition of a lease. The new standard includes a short-term lease exception for leases with a term of 12 months or less, as part of which a lessee can make an accounting policy election not to recognize lease assets and lease liabilities. Lessees will continue to differentiate between finance leases (previously referred to as capital leases) and operating leases using classification criteria that are substantially similar to the previous guidance.

ASU 2016-02 became effective beginning January 1, 2019 requiring the use of a modified retrospective transition approach applied at the beginning of the earliest comparative period presented in the financial statements. In July 2018, the FASB issued ASU 2018-11, Leases, Targeted Improvements, (“ASU 2018-11”), which contains certain amendments to ASU 2016-02 intended to provide relief in implementing the new standard. ASU 2018-11 provides registrants with an option to not restate comparative periods presented in the financial statements. The Company elected this new transition approach using a cumulative-effect adjustment on the effective date of the standard, for which comparative periods are to be presented in accordance with the previous guidance in ASC 840, Leases.

In adopting the new standard the Company elected to utilize the available package of practical expedients permitted under the transition guidance within the new standard, which does not require the reassessment of the following: i) whether existing or expired arrangements are or contain a lease, ii) the lease classification of existing or expired leases, and iii) whether previous initial direct costs would qualify for capitalization under the new lease standard. Additionally, the Company made an accounting policy election to keep leases with a term of 12 months or less off of its balance sheet. Upon adoption of the standard on January 1, 2019, the Company recognized $6.3 million and $5.6 million of operating lease liabilities and right-of-use assets, respectively, on the Company’s balance sheet relating to its leases of its London, United Kingdom corporate office and manufacturing leases, and its Rockville, Maryland office lease. The adoption of the standard did not have a material effect on the Company's statements of operations or statement of cash flows.

In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718) Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). These amendments expand the scope of Topic 718, Compensation—Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. The ASU supersedes Subtopic 505-50, Equity—Equity-Based Payments to Non-Employees. This standard is effective for public companies for annual periods beginning after December 15, 2018, including interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2019. The adoption of ASU No. 2018-07 did not have a material effect on the Company’s consolidated financial statements.

Recently issued accounting pronouncements not adopted

In August 2018, the FASB issued ASU 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, a new standard on a customer's accounting for implementation, set-up, and other upfront costs incurred in a cloud computing arrangement (CCA) that aligns the requirements for capitalizing implementation costs in a CCA service contract with existing internal-use software guidance. The standard also provides classification guidance on these implementation costs as well as additional quantitative and qualitative disclosures. The standard is effective for interim and annual periods beginning after December 15, 2019, with early adoption permitted, and can be adopted prospectively or retrospectively. The Company adopted the new standard on January 1, 2020 on a prospective basis and are continuing to establish new processes and internal controls that may be required to comply with the new cloud computing standard.